STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total USD ($)	Common Stock USD ($)	Additional Paid-in Capital USD ($)	Common Stock Subscribed USD ($)	Deficit Accumulated During Development Stage USD ($)	Founders Common Stock USD ($)	Founders Additional Paid-in Capital USD ($)	Shares issued for services USD ($)	Shares issued for services Common Stock	Shares issued for services Additional Paid-in Capital USD ($)	Placement fees Common Stock	Accrued Consulting Fees USD ($)	Accrued Consulting Fees Common Stock	Accrued Consulting Fees Additional Paid-in Capital USD ($)	Payment of consulting fees USD ($)	Payment of consulting fees Common Stock	Payment of consulting fees Additional Paid-in Capital USD ($)	Warrants 1.65 USD ($)	Warrants 1.65 Common Stock	Warrants 1.65 Additional Paid-in Capital USD ($)	Warrants 2.00 USD ($)	Warrants 2.00 Common Stock	Warrants 2.00 Additional Paid-in Capital USD ($)	Warrants 1.80 USD ($)	Warrants 1.80 Common Stock	Warrants 1.80 Additional Paid-in Capital USD ($)	Warrants 1.80 Common Stock Subscribed USD ($)	Warrants 1.773 USD ($)	Warrants 1.773 Common Stock	Warrants 1.773 Additional Paid-in Capital USD ($)	Warrants 2.20 USD ($)	Warrants 2.20 Common Stock	Warrants 2.20 Additional Paid-in Capital USD ($)	Warrants 1.50 USD ($)	Warrants 1.50 Common Stock USD ($)	Warrants 1.50 Additional Paid-in Capital USD ($)
Balance at Nov. 20, 2003
Balance (in shares) at Nov. 20, 2003
Common stock issued						1,000	(1,000)
Common stock issued (in shares)						6,100,000
Contributed services	120,000		120,000
Net loss	(125,000)				(125,000)
Balance at Dec. 31, 2003	(5,000)	1,000	119,000		(125,000)
Balance (in shares) at Dec. 31, 2003		6,100,000
Contributed services	193,000		193,000
Stock-based compensation	24,000		24,000
Net loss	(254,000)				(254,000)
Balance at Dec. 31, 2004	(42,000)	1,000	336,000		(379,000)
Balance (in shares) at Dec. 31, 2004		6,100,000
Contributed services	48,000		48,000
Stock-based compensation	24,000		24,000
Net loss	(127,000)				(127,000)
Balance at Dec. 31, 2005	(97,000)	1,000	408,000		(506,000)
Balance (in shares) at Dec. 31, 2005		6,100,000
Contributed services	144,000		144,000
Stock-based compensation	42,000		42,000
Net loss	(245,000)				(245,000)
Balance at Dec. 31, 2006	(156,000)	1,000	594,000		(751,000)
Balance (in shares) at Dec. 31, 2006		6,100,000
Common stock issued	650,000		650,000					367,000		367,000
Common stock issued (in shares)		1,300,000							735,000
Exercise of options for cash	3,000		3,000
Exercise of options for cash (in shares)		900,000
Contributed services	220,000		220,000
Stock-based compensation	24,000		24,000
Net loss	(691,000)				(691,000)
Balance at Dec. 31, 2007	417,000	1,000	1,858,000		(1,442,000)
Balance (in shares) at Dec. 31, 2007		9,035,000
Common stock issued	2,320,000		2,320,000					50,000		50,000
Common stock issued (in shares)		2,320,000							100,000
Exercise of options for cash	500,000		500,000
Exercise of options for cash (in shares)		1,000,000
Contributed services	50,000		50,000
Stock-based compensation	314,000		314,000
Cost of sales of common stock and warrants	(206,000)		(206,000)
Shares issued for accrued interest	16,000		16,000
Shares issued for accrued interest (in shares)		31,718
Beneficial conversion feature of convertible debt	20,000		20,000
Net loss	(3,326,000)				(3,326,000)
Balance at Dec. 31, 2008	155,000	1,000	4,922,000		(4,768,000)
Balance (in shares) at Dec. 31, 2008		12,486,718
Cumulative effect of change in accounting principle	(734,000)		(444,000)		(290,000)
Warrants issued for extension of debt maturities	52,000		52,000
Common stock and warrants issued	3,798,000	1,000	3,797,000
Common stock and warrants issued (in shares)		2,665,354									53,334
Common stock issued	104,000		104,000
Common stock issued (in shares)		86,875
Stock-based compensation	1,531,000		1,531,000
Common stock and warrants issued upon conversion of note and accrued interest	174,000		174,000
Common stock and warrants issued upon conversion of note and accrued interest (in shares)		174,165
Net loss	(5,134,000)				(5,134,000)
Balance at Dec. 31, 2009	(54,000)	2,000	10,136,000		(10,192,000)
Balance (in shares) at Dec. 31, 2009		15,466,446
Reclassification of derivative liability upon exercise of warrants	86,000		86,000
Common stock and warrants issued																		806,000		806,000	2,656,000		2,656,000
Common stock and warrants issued (in shares)											43,632								533,407			1,347,500
Stock-based compensation	1,165,000		1,165,000
Common stock and warrants subscribed	612,000			612,000
Common stock issued as payment for patents and license	47,000		47,000
Common stock issued as payment for patents and license (in shares)		20,000
Salaries paid with common stock	100,000		100,000
Salaries paid with common stock (in shares)		43,479
Exercise of options and warrants	125,000		125,000
Exercise of options and warrants (in shares)		150,001
Net loss	(4,257,000)				(4,257,000)
Balance at Dec. 31, 2010	1,286,000	2,000	15,121,000	612,000	(14,449,000)
Balance (in shares) at Dec. 31, 2010		17,604,465
Common stock and warrants issued												60,000		60,000	533,000		533,000	2,250,000		2,250,000				3,423,000		4,035,000	(612,000)
Common stock and warrants issued (in shares)											61,498		33,334			152,895			1,363,622						2,241,605
Stock-based compensation	1,290,000		1,290,000
Cost of sales of common stock and warrants	(74,000)		(74,000)
Net loss	(5,714,000)				(5,714,000)
Balance at Dec. 31, 2011	3,054,000	2,000	23,215,000		(20,163,000)
Balance (in shares) at Dec. 31, 2011		21,457,419
Reclassification of derivative liability upon exercise of warrants	608,000		608,000
Common stock and warrants issued															674,000		674,000														652,000		652,000
Common stock and warrants issued (in shares)																																296,366
Exercise of options for cash (in shares)	70,000
Stock-based compensation	513,000		513,000
Exercise of options and warrants	691,000		691,000
Exercise of options and warrants (in shares)		544,639
Net loss	(6,920,000)				(6,920,000)
Balance at Dec. 31, 2012	(728,000)	2,000	26,353,000		(27,083,000)
Balance (in shares) at Dec. 31, 2012		22,298,424
Reclassification of derivative liability upon exercise of warrants	80,000		80,000
Common stock and warrants issued																												1,217,000		1,217,000				5,000,000	1,000	4,999,000
Common stock and warrants issued (in shares)																													757,794						3,333,356
Exercise of options for cash (in shares)	0
Stock-based compensation	1,254,000		1,254,000
Exercise of options and warrants	404,000		404,000
Exercise of options and warrants (in shares)		863,392
Cost of sales of common stock and warrants	(665,000)		(665,000)
Net loss	(5,302,000)				(5,302,000)
Balance at Dec. 31, 2013	1,260,000	3,000	33,642,000		(32,385,000)
Balance (in shares) at Dec. 31, 2013		27,252,966
Reclassification of derivative liability upon exercise of warrants	0
Common stock and warrants issued															233,000		233,000
Common stock and warrants issued (in shares)																139,134
Common stock issued	127,000
Common stock issued (in shares)	91,334
Exercise of options for cash (in shares)	0
Stock-based compensation	1,069,000		1,069,000
Net loss	(1,940,000)				(1,940,000)
Balance at Mar. 31, 2014	$ 622,000	$ 3,000	$ 34,944,000		$ (34,325,000)
Balance (in shares) at Mar. 31, 2014		27,392,100